Financial Instruments - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Percentage of expected credit loss	2.20%	1.80%
Increase in Expected Credit loss Factor	30.30%
Commercial Aviation [member]
Disclosure of detailed information about financial instruments [line items]
Increase in Expected Credit loss Factor	6.00%	7.60%
Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Revolving credit	$ 650.0
Bottom of range [member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	1.50%
Bottom of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Bottom of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	25.00%
Top of range [member] | Revolving Credit Facility [Member]
Disclosure of detailed information about financial instruments [line items]
Borrowing interest rate	1.85%
Top of range [member] | Methodology [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%
Top of range [member] | Sensitivity analysis [member]
Disclosure of detailed information about financial instruments [line items]
Risk Variable	50.00%